Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Subsequent Event [Line Items]
Subsequent Events

10. Subsequent Events

The Company has evaluated the effects of events that have occurred subsequent to December 31, 2025, through the issuance of these financial statements and has identified no subsequent events.